Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 518,811	$ 498,700	$ 567,604
Cost of revenue	191,448	176,250	211,857
Gross profit	327,363	322,450	355,747
Operating expenses:
Sales and marketing	135,616	128,388	155,801
Research and development	96,627	87,866	96,012
General and administrative	88,206	80,564	92,018
Intangible asset amortization, exclusive of amounts included in cost of revenue	51,478	53,844	57,685
Total operating expenses	371,927	350,662	401,516
Loss from operations	(44,564)	(28,212)	(45,769)
Interest expense	(29,073)	(35,557)	(47,875)
Amortization of deferred financing costs and debt discount	(3,606)	(3,798)	(3,836)
Loss on extinguishment of debt	(7,159)
Loss on divestitures, net	0	(9,634)
Other income/(expense), net	5,367	1,333	(294)
Loss before income taxes	(79,035)	(75,868)	(97,774)
Provision for/(benefit from) income taxes	7,044	7,865	(6,013)
Net loss	(86,079)	(83,733)	(91,761)
Other comprehensive income/(loss):
Foreign currency translation (loss)/gain	(2,793)	1,165	1,376
Comprehensive loss	$ (88,872)	$ (82,568)	$ (90,385)
Basic and Diluted net loss per common share	$ (0.20)	$ (0.20)	$ (0.22)
Basic and Diluted weighted-average common shares outstanding	420,692,510	416,187,054	413,080,407